Property and equipment, Summary (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	$ 1,826,132		$ 1,490,771
Ending balances	2,271,299		1,826,132
Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	2,033,408		1,632,081
Additions	474,526		433,708
Revaluation	22,974
Disposals	(23,665)		(32,381)
Ending balances	2,507,243		2,033,408
Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	(207,276)		(141,310)
Disposals	16,383		15,517
Depreciation	(45,051)		(81,483)
Ending balances	(235,944)		(207,276)
Lands [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	1,419,674
Ending balances	1,442,648		1,419,674
Lands [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	1,419,674		1,147,174
Additions	0		272,500	[1]
Revaluation	22,974
Disposals	0		0
Ending balances	1,442,648		1,419,674
Lands [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	0		0
Disposals	0		0
Depreciation	0		0
Ending balances	0		0
Constructions in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	230,406
Ending balances	687,412		230,406
Constructions in Progress [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	230,406		136,495
Additions	462,622	[2]	105,727
Revaluation	0
Disposals	(5,616)		(11,816)
Ending balances	687,412		230,406
Constructions in Progress [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	0		0
Disposals	0		0
Depreciation	0		0
Ending balances	0		0
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	101,033
Ending balances	92,731		101,033
Buildings and Facilities [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	114,044		113,857
Additions	0		187
Revaluation	0
Disposals	0		0
Ending balances	114,044		114,044
Buildings and Facilities [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	(13,011)		(10,042)
Disposals	73		217
Depreciation	(8,375)		(3,186)
Ending balances	(21,313)		(13,011)
Maritime and Transportation Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	43,941
Ending balances	19,797		43,941
Maritime and Transportation Equipment [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	193,882		163,282
Additions	1,060		31,757
Revaluation	0
Disposals	(16,933)		(1,157)
Ending balances	178,009		193,882
Maritime and Transportation Equipment [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	(149,941)		(85,574)
Disposals	15,356		1,157
Depreciation	(23,627)		(65,524)
Ending balances	(158,212)		(149,941)
Major Maintenance [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	22,097
Ending balances	14,046		22,097
Major Maintenance [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	29,142		21,026
Additions	3,177		23,301
Revaluation	0
Disposals	0		(15,185)
Ending balances	32,319		29,142
Major Maintenance [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	(7,045)		(6,444)
Disposals	0		10,328
Depreciation	(11,228)		(10,929)
Ending balances	(18,273)		(7,045)
Other Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	8,981
Ending balances	14,665		8,981
Other Equipment [Member] | Gross Carrying Amount [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	46,260		50,247
Additions	7,667		236
Revaluation	0
Disposals	(1,116)		(4,223)
Ending balances	52,811		46,260
Other Equipment [Member] | Depreciation and Impairment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Beginning balances	(37,279)		(39,250)
Disposals	954		3,815
Depreciation	(1,821)		(1,844)
Ending balances	(38,146)		$ (37,279)
Floating Dock [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Additions	373,872
Aurora Pearl Vessel [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Additions	29,671
World Peridot Mud Vessel [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Additions	$ 33,487

[1]	Corresponds to the transfer of assets available for sale to operating assets since such sale didn’t take place.
[2]	It mainly consists of the floating dock for $373,872, in addition to the design and conversion projects for the mud vessels Aurora Pearl and World Peridot for $29,671 and $33,487, respectively. Regarding the dock, its acquisition was concluded in 2025 (see Note 27).